Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 4,946,132	$ 4,353,783	$ 3,876,676	$ 3,730,705	$ 3,716,480	$ 3,311,532	$ 3,005,460	$ 2,673,731	$ 16,907,296	$ 12,707,203	$ 11,468,646
Total cost of sales	4,790,641	4,235,867	3,757,450	3,628,683	3,554,525	3,201,059	2,919,052	2,553,768	16,412,641	12,228,404	10,761,793
Net (loss) income	110,912	56,769	(173,579)	(63,707)	26,486	1,293	(66,658)	182,753	(69,605)	143,874	(187,097)
Net (loss) income attributable to NGL Energy Partners LP	$ 109,602	$ 56,256	$ (173,371)	$ (63,362)	$ 25,745	$ 976	$ (66,599)	$ 176,920	$ (70,875)	$ 137,042	$ (198,929)
Basic (loss) income per common unit	$ 0.76	$ 0.33	$ (1.56)	$ (0.61)	$ 0.14	$ (0.07)	$ (0.71)	$ 1.66	$ (1.08)	$ 0.99	$ (2.35)
Diluted (loss) income per common unit	$ 0.71	$ 0.32	$ (1.56)	$ (0.61)	$ 0.14	$ (0.07)	$ (0.71)	$ 1.38	$ (1.08)	$ 0.95	$ (2.35)
Basic weighted average common units outstanding (in units)	121,271,959	120,844,008	121,314,636	120,535,909	114,131,764	107,966,901	106,186,389	104,169,573	120,991,340	108,091,486	104,838,886
Diluted weighted average common units outstanding (in units)	146,868,349	124,161,966	121,314,636	120,535,909	120,198,802	107,966,901	106,186,389	128,453,733	120,991,340	111,850,621	104,838,886